FIXED ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of fixed assets

	2023	2022
Leasehold Improvements	224,637	224,132
Machinery and Equipment	286,551	278,551
Vehicles	110,742	110,274
Total Fixed Assets	621,426	612,957
Accumulated Depreciation	(332,985)	(314,151)
Fixed Assets, Net	$288,477	$298,806

	2021	2020
Leasehold Improvements	224,132	-
Machinery and Equipment	278,551	246,974
Vehicles	110,274	131,775
Total Fixed Assets	612,957	378,749
Accumulated Depreciation	(314,151)	(245,947)
Fixed Assets, Net	$298,806	$132,802